BANK FINANCIAL ASSETS AND LIABILITIES - Information on quality of loans to individuals and legal entities (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	₽ 175,476	₽ 89,134
Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	26,977	24,594
Accumulated Depreciation | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(17,976)	(12,692)
Accumulated Depreciation | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(3,138)	(3,744)
Low to fair risk | Gross Book Value | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	175,423	88,058
Low to fair risk | Gross Book Value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	21,296	15,083
Monitoring | Gross Book Value | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	7,957	4,122
Monitoring | Gross Book Value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	5,772	9,755
Doubtful | Gross Book Value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	767	877
Impaired | Gross Book Value | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	10,072	9,646
Impaired | Gross Book Value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	2,280	2,623
Stage 1 | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	168,574	84,959
Stage 1 | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	25,457	17,343
Stage 1 | Accumulated Depreciation | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(6,093)	(3,099)
Stage 1 | Accumulated Depreciation | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(818)	(899)
Stage 1 | Low to fair risk | Gross Book Value | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	174,667	88,058
Stage 1 | Low to fair risk | Gross Book Value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	20,575	12,136
Stage 1 | Monitoring | Gross Book Value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	5,700	6,106
Stage 2 | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	4,520	2,370
Stage 2 | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	768	6,455
Stage 2 | Accumulated Depreciation | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(3,361)	(1,446)
Stage 2 | Accumulated Depreciation | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(25)	(141)
Stage 2 | Low to fair risk | Gross Book Value | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	756
Stage 2 | Low to fair risk | Gross Book Value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	721	2,947
Stage 2 | Monitoring | Gross Book Value | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	7,125	3,816
Stage 2 | Monitoring | Gross Book Value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	72	3,649
Stage 3 | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	2,382	1,805
Stage 3 | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	752	796
Stage 3 | Accumulated Depreciation | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(8,522)	(8,147)
Stage 3 | Accumulated Depreciation | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(2,295)	(2,704)
Stage 3 | Monitoring | Gross Book Value | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	832	306
Stage 3 | Doubtful | Gross Book Value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	767	877
Stage 3 | Impaired | Gross Book Value | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	10,072	9,646
Stage 3 | Impaired | Gross Book Value | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	₽ 2,280	₽ 2,623